January 30, 2008

                           TOUCHSTONE STRATEGIC TRUST

                      TOUCHSTONE GROWTH OPPORTUNITIES FUND

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2007

                             NOTICE OF CHANGE TO THE
                      TOUCHSTONE GROWTH OPPORTUNITIES FUND

On page 38 of the prospectus dated August 1, 2007, under the section entitled "Do the Funds Have Other Investment Strategies, in Addition to Their Principal Investment Strategies," please replace the information regarding the Growth Opportunities Fund with the following:

GROWTH OPPORTUNITIES FUND.  The Fund may also invest in:

      o     Securities of foreign companies (up to 10% of total assets)

      o ADRs, ADSs and any foreign issuers that are publicly traded on exchanges or over-the-counter in the United States (up to 15% of total assets)

      o     Initial public offerings (up to 10% of total assets)

      o     Other investment companies (up to 10% of total assets)




           303 Broadway  o  Suite 1100  o  Cincinnati, OH 45202-4203
              Ph: 800.543.0407  o  www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)

               Please retain this Supplement for future reference.